FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating cost and expenses:
General and administrative	¥ (194,039)	$ (28,133)	¥ (165,150)	¥ (154,963)
Total operating cost and expenses	2,089,395	302,934	1,348,534	998,053
Loss from operations	1,182,019	171,376	431,956	302,107
Interest income (expense), net	281	42	(1,117)	7,716
Other expenses, net	43,447	6,299	16,952	6,711
Income (loss) before income tax expense and (loss) income from investment in affiliates	1,327,690	192,497	585,834	366,386
Income tax expense	155,398	22,531	125,724	108,811
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	14,802	2,146	(5,229)	(13,366)
Total comprehensive income attributable to Jiayin Group Inc.	1,194,500	173,186	466,949	239,597
Parent Company
Operating cost and expenses:
General and administrative	(6,494)	(942)	(6,979)	(6,740)
Total operating cost and expenses	(6,494)	(942)	(6,979)	(6,740)
Loss from operations	(6,494)	(942)	(6,979)	(6,740)
Interest income (expense), net	(76)	(11)	(1)	7,701
Other expenses, net	(13,445)	(1,949)	(154)	(67,169)
Income (loss) before income tax expense and (loss) income from investment in affiliates	(20,015)	(2,902)	(7,134)	(66,208)
Income tax expense	0	0	0	0
Equity in earnings of subsidiaries and VIEs	1,199,673	173,936	479,220	319,091
Net income	1,179,658	171,034	472,086	252,883
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	14,842	2,152	(5,137)	(13,286)
Other comprehensive (loss) income	14,842	2,152	(5,137)	(13,286)
Total comprehensive income attributable to Jiayin Group Inc.	¥ 1,194,500	$ 173,186	¥ 466,949	¥ 239,597